Leases - Schedule of Operating Lease Cost (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
Assets
Operating lease right-of-use assets, net	$ 3,064,487	$ 24,031,706	$ 25,679,797
Liabilities
Operating lease liabilities, current	692,036	5,426,949	5,113,112
Operating lease liabilities, non-current	2,372,451	18,604,757	20,566,685
Total lease liabilities	$ 3,064,487	$ 24,031,706	$ 25,679,797
Weighted average discount rate	4.50%	4.50%	4.50%
Weighted average remaining lease term (years)	4 years 2 months 12 days	4 years 2 months 12 days	4 years 8 months 12 days